Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2025-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	On October 2, 2023, our Board of Directors adopted a Clawback Policy to comply with the SEC Rule 10D-1 and Nasdaq Listing Rule 5608. The Clawback Policy provides for the mandatory recovery of erroneously awarded incentive compensation from our current and former officers as defined in SEC Rule 10D-1 (“Covered Officers”) in the event we are required to prepare an accounting restatement as specified in the Clawback Policy. Under the Clawback Policy, the Board may recoup from the Covered Officers erroneously awarded incentive compensation received within a lookback period of the three completed fiscal years preceding the date on which we are required to prepare a “covered” accounting restatement. The Clawback Policy is effective as of October 2, 2023.

On June 1, 2026,  we determined that our previously issued financial statements as of and for the periods ended March 31, 2025, June 30, 2025, and September 30, 2025 and the respective periods then ended (collectively, the “Previous Financial Statements”) needed to be restated as a result of an internal review. We identified the following errors in the Previous Financial Statements: (i) incorrect classification of Series C-1 Preferred Stock, which should have been classified as mezzanine equity in the first quarter of 2025; (ii) incorrect classification of Series C-2 Preferred Stock, which should have been classified as mezzanine equity in the second quarter of 2025; (iii) incorrect treatment of a convertible debenture containing an embedded derivative which should have been bifurcated; (iv) the incorrect recognition of a gain on settlement and corresponding reduction to liabilities in connection with a binding term sheet entered into during the second quarter of 2025; (v) the incorrect equity classification of common stock purchase warrants issued pursuant to a warrant inducement transaction during the second quarter of 2025, which should have been classified as a liability; and (vi) the incorrect accounting treatment of an amendment to a promissory note entered into during the third quarter of 2025, which should have been accounted for as a debt extinguishment under Accounting Standards Codification 470-50 (collectively, the “2025 Financial Statement Errors”).

On June 1, 2026, our Audit Committee, after considering the recommendations of management, concluded that our Previous Financial Statements should no longer be relied upon. We restated the Previous Financial Statements in our Annual Report on Form 10-K filed with the SEC on June 2, 2026.

Our Compensation Committee conducted a recovery analysis under the Clawback Policy and determined that, due to the limited impact of the accounting error, the compensation received by our executives during the lookback period would have been the same as if it had calculated based on the restated financial statements. The 2025 Financial Statement Errors did not impact our revenue or loss from operations and have not resulted in any change to the our business plan or operations.

The Compensation Committee determined that no erroneously awarded incentive compensation was subject to recovery under our Clawback Policy.